FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Gains/(losses) recorded into AOCI	SFr (2,243)	SFr 1,645
Gains/(losses) recorded into AOCI, Cumulatively	(3,113)
Gains/(losses) recorded into AOCI transferred to net income	192	49
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(51)	36
Gains/(losses) recorded into AOCI, Cumulatively	(65)
Gains/(losses) recorded into AOCI transferred to net income	0	(6)
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(2)	6
Gains/(losses) recorded into AOCI, Cumulatively	(56)
Gains/(losses) recorded into AOCI transferred to net income	2	2
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(2,190)	1,603
Gains/(losses) recorded into AOCI, Cumulatively	(2,992)
Gains/(losses) recorded into AOCI transferred to net income	190	53
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(769)	774
Gains/(losses) recorded into AOCI, Cumulatively	(1,720)
Gains/(losses) recorded into AOCI transferred to net income	179	53
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(1,198)	759
Gains/(losses) recorded into AOCI, Cumulatively	(1,113)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0